UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

July 31, 2010

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 97.32%

COMMON STOCKS 96.11%

Aerospace & Defense 1.30%

Honeywell International, Inc.	1,024,600	$43,914
Raytheon Co.	290,000	13,418
United Technologies Corp.	788,100	56,034

Total		113,366

Automobiles 1.21%

Ford Motor Co.*	8,267,654	105,578

Beverages 1.54%

Coca-Cola Co. (The)	892,600	49,191
PepsiCo, Inc.	1,320,600	85,720

Total		134,911

Biotechnology 1.77%

Amgen, Inc.*	2,339,428	127,569
Human Genome Sciences, Inc.*	1,032,000	26,770

Total		154,339

Capital Markets 6.21%

Bank of New York Mellon Corp. (The)	1,165,425	29,217
Franklin Resources, Inc.	294,829	29,654
Goldman Sachs Group, Inc. (The)	1,662,875	250,795
Morgan Stanley	5,093,688	137,479
State Street Corp.	1,412,852	54,988
T. Rowe Price Group, Inc.	844,090	40,710

Total		542,843

Chemicals 4.00%

Dow Chemical Co. (The)	5,589,059	152,749
E.I. du Pont de Nemours & Co.	1,394,000	56,694
Monsanto Co.	754,000	43,611
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	922,200	96,711

Total		349,765

Commercial Banks 7.58%

BB&T Corp.	904,649	22,462
Comerica, Inc.	633,955	24,319
Fifth Third Bancorp	7,644,600	97,163
PNC Financial Services Group, Inc. (The)	2,193,479	130,271
Regions Financial Corp.	4,604,800	33,753
SunTrust Banks, Inc.	2,849,604	73,947
Wells Fargo & Co.	10,122,153	280,687

Total		662,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

July 31, 2010

Investments	Shares	Value (000)
Communications Equipment 0.31%

Cisco Systems, Inc.*	1,188,060	$27,409

Computers & Peripherals 1.76%

Dell, Inc.*	3,719,100	49,241
EMC Corp.*	2,197,000	43,479
Hewlett-Packard Co.	930,145	42,824
Smart Technologies, Inc. Class A (Canada)*(a)	1,206,000	18,560

Total		154,104

Consumer Finance 1.34%

Capital One Financial Corp.	2,767,500	117,148

Containers & Packaging 0.28%

Owens-Illinois, Inc.*	888,600	24,570

Diversified Financial Services 8.92%

Bank of America Corp.	21,454,970	301,228
Citigroup, Inc.*	38,464,100	157,703
JPMorgan Chase & Co.	7,953,342	320,361

Total		779,292

Diversified Telecommunication Services 3.16%

AT&T, Inc.	6,666,849	172,938
CenturyLink, Inc.	841,300	29,967
Verizon Communications, Inc.	2,515,300	73,095

Total		276,000

Electric: Utilities 1.04%

Duke Energy Corp.	1,709,600	29,234
NextEra Energy, Inc.	366,900	19,189
Southern Co.	1,200,400	42,410

Total		90,833

Electronic Equipment, Instruments & Components 0.84%

Arrow Electronics, Inc.*	642,600	15,930
Avnet, Inc.*	1,083,400	27,248
Corning, Inc.	1,661,000	30,097

Total		73,275

Energy Equipment & Services 2.42%

Cameron International Corp.*	553,300	21,905
Halliburton Co.	3,336,771	99,703
Schlumberger Ltd.	738,723	44,072
Smith International, Inc.	1,091,190	45,263

Total		210,943

Food & Staples Retailing 0.89%

CVS Caremark Corp.	2,531,200	77,683

Food Products 1.35%

General Mills, Inc.	885,400	30,281
Kraft Foods, Inc. Class A	2,996,434	87,526

Total		117,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

July 31, 2010

Investments	Shares	Value (000)
Health Care Equipment & Supplies 0.30%

Covidien plc (Ireland)(a)	691,354	$25,801

Health Care Providers & Services 1.91%

McKesson Corp.	726,000	45,607
UnitedHealth Group, Inc.	2,756,996	83,951
WellPoint, Inc.*	732,300	37,142

Total		166,700

Hotels, Restaurants & Leisure 3.09%

Carnival Corp. Unit	3,845,307	133,355
Marriott International, Inc. Class A	2,968,972	100,678
Starwood Hotels & Resorts Worldwide, Inc.	741,200	35,911

Total		269,944

Household Products 2.00%

Colgate-Palmolive Co.	752,500	59,432
Procter & Gamble Co. (The)	1,886,100	115,354

Total		174,786

Industrial Conglomerates 1.97%

General Electric Co.	10,695,600	172,413

Insurance 1.58%

MetLife, Inc.	1,921,357	80,812
Prudential Financial, Inc.	1,000,200	57,302

Total		138,114

Machinery 2.89%

Caterpillar, Inc.	1,336,807	93,242
Eaton Corp.	1,055,380	82,805
Joy Global, Inc.	149,845	8,896
Parker Hannifin Corp.	1,084,064	67,342

Total		252,285

Media 4.74%

News Corp. Class A	5,562,400	72,589
Time Warner Cable, Inc.	1,211,094	69,238
Time Warner, Inc.	2,539,216	79,884
Viacom, Inc. Class B	1,585,600	52,388
Walt Disney Co. (The)	4,147,200	139,719

Total		413,818

Metals & Mining 2.31%

Cliffs Natural Resources, Inc.	1,059,100	59,913
Freeport-McMoRan Copper & Gold, Inc.	1,079,500	77,228
Nucor Corp.	316,620	12,393
United States Steel Corp.	1,183,700	52,473

Total		202,007

Multi-Line Retail 1.84%

J.C. Penney Co., Inc.	2,157,013	53,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

July 31, 2010

Investments	Shares	Value (000)
Multi-Line Retail (continued)
Kohl’s Corp.*	604,386	$28,823
Target Corp.	1,527,386	78,386

Total		160,336

Oil, Gas & Consumable Fuels 11.69%

Anadarko Petroleum Corp.	1,078,800	53,034
Apache Corp.	695,400	66,466
BP plc ADR	490,500	18,870
Cenovus Energy, Inc. (Canada)(a)	350,000	9,870
Chevron Corp.	2,904,032	221,316
Devon Energy Corp.	511,400	31,957
El Paso Corp.	3,438,355	42,361
EnCana Corp. (Canada)(a)	350,000	10,686
EOG Resources, Inc.	366,702	35,753
Exxon Mobil Corp.	1,903,892	113,624
Hess Corp.	2,965,329	158,912
Occidental Petroleum Corp.	1,403,984	109,412
Range Resources Corp.	604,800	22,450
Southwestern Energy Co.*	837,300	30,520
Suncor Energy, Inc. (Canada)(a)	2,920,900	96,244

Total		1,021,475

Pharmaceuticals 6.73%

Abbott Laboratories	1,202,614	59,024
Johnson & Johnson	2,032,200	118,050
Merck & Co., Inc.	4,841,600	166,842
Pfizer, Inc.	12,683,100	190,247
Teva Pharmaceutical Industries Ltd. ADR	1,106,334	54,044

Total		588,207

Real Estate Investment Trusts 0.81%

Host Hotels & Resorts, Inc.	4,945,375	70,917

Road & Rail 2.03%

Hertz Global Holdings, Inc.*	10,620,159	124,681
Union Pacific Corp.	707,600	52,836

Total		177,517

Semiconductors & Semiconductor Equipment 2.02%

Intel Corp.	4,223,300	87,000
Micron Technology, Inc.*	5,615,400	40,880
Texas Instruments, Inc.	1,950,600	48,160

Total		176,040

Software 2.51%

Activision Blizzard, Inc.	4,515,900	53,649
Adobe Systems, Inc.*	3,882,900	111,517
Microsoft Corp.	882,700	22,782
Oracle Corp.	1,333,300	31,519

Total		219,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2010

Investments	Shares	Value (000)
Specialty Retail 0.43%

Best Buy Co., Inc.	1,094,738	$37,944

Tobacco 0.98%

Altria Group, Inc.	1,734,549	38,438
Philip Morris International, Inc.	930,600	47,498

Total		85,936

Wireless Telecommunication Services 0.36%

Crown Castle International Corp.*	793,300	31,343

Total Common Stocks (cost $8,021,291,768)		8,397,518

LIMITED LIABILITY COMPANY 1.21%

Diversified Financial Services

Oaktree Capital Management, LLC† (cost $136,400,000)	3,100,000	106,175

Total Long-Term Investments (cost $8,157,691,768)		8,503,693

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.21%

Repurchase Agreement

Repurchase Agreement dated 7/30/2010, 0.02% due 8/2/2010 with Fixed Income Clearing Corp. collateralized by $3,505,000 of U.S. Treasury Note at 2.375% due 8/31/2014, $88,495,000 of U.S. Treasury Note at 1.375% due 2/15/2013 and $13,000,000 of U.S. Treasury Note at 1.75% due 4/15/2013; value: 107,569,531; proceeds: $105,456,742 (cost $105,456,566)	$105,457	105,457

Total Investments in Securities 98.53% (cost $8,263,148,334)		8,609,150

Other Assets in Excess of Liabilities 1.47%		128,151

Net Assets 100.00%		$8,737,301

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(e)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$8,397,518	$—	$—	$8,397,518
Limited Liability Company	—	106,175	—	106,175
Repurchase Agreement	—	105,457	—	105,457

Total	$8,397,518	$211,632	$—	$8,609,150

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

Tax cost	$8,300,606,292

Gross unrealized gain	880,396,731
Gross unrealized loss	(571,852,579)

Net unrealized security gain	$308,544,152

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 27, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 27, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 27, 2010